CONDENSED BALANCE SHEETS	Sep. 30, 2022 USD ($)
Current assets:
Cash and cash equivalents	$ 50,370,000
Total current assets	88,815,000
Total assets	135,590,000
Current liabilities:
Accounts payable	1,488,000
Total current liabilities	49,047,000
Total liabilities	62,599,000
Commitments and Contingencies
Class A common stock subject to possible redemption	480,631,000
Shareholders’ Deficit
Common stock	0
Additional paid-in capital	23,801,000
Accumulated deficit	(434,863,000)
Total shareholders’ deficit	(407,640,000)
Total liabilities, contingently redeemable preferred stock, and shareholders' deficit	135,590,000
AMCI ACQUISITION CORP. II
Current assets:
Cash and cash equivalents	7,302
Prepaid assets	277,812
Total current assets	285,114
Investments held in trust account	150,969,468
Total assets	151,254,582
Current liabilities:
Accounts payable	1,687,915
Accrued expenses	1,356,763
Due to related party	736,123
Capital based tax payable	331,707
Franchise tax payable	149,639
Income tax payable	54,366
Total current liabilities	4,316,513
Deferred underwriting commissions	200,000
Derivative warrant liabilities	1,543,280
Total liabilities	6,059,793
Commitments and Contingencies
Shareholders’ Deficit
Preferred stock, $0.0001 par value 1,000,000 shares authorized no shares issued or outstanding as of June 30, 2022 and December 31, 2021	0
Additional paid-in capital	0
Accumulated deficit	(5,099,235)
Total shareholders’ deficit	(5,098,860)
Total liabilities, contingently redeemable preferred stock, and shareholders' deficit	151,254,582
Class A Common Stock Subject to Redemption
Current liabilities:
Class A common stock subject to possible redemption	150,293,649
Class A Common Stock Subject to Redemption | AMCI ACQUISITION CORP. II
Current liabilities:
Class A common stock subject to possible redemption	150,293,649
Class A Common Stock Not Subject to Redemption | AMCI ACQUISITION CORP. II
Shareholders’ Deficit
Common stock	0
Class B Common Stock | AMCI ACQUISITION CORP. II
Shareholders’ Deficit
Common stock	$ 375